Notes Payable-Related Party (Details Narrative) - USD ($)															1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 01, 2022	Mar. 11, 2022	Feb. 08, 2022	Dec. 28, 2021	Jun. 21, 2021	Dec. 01, 2020	Sep. 23, 2019	Aug. 24, 2019	Jun. 24, 2019	Jan. 25, 2019	Oct. 31, 2018	May 30, 2018	Apr. 04, 2018	Jan. 25, 2018	Dec. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Debt maturity, description					In July of 2022 the notes were extended to June 30, 2023							December 1, 2020, the Company again amended the terms and extended the maturity date to December 31, 2021	December 1, 2020, the Company again amended the terms and extended the maturity date to December 31, 2021	December 1, 2020, the Company again amended the terms and extended the maturity date to December 31, 2021	In December of 2021 the maturity dates of these loans were extended to June 30, 2022. In July of 2022 the notes were extended to June 30, 2023
Warrants to purchase of common stock				500,000
Exercise price of warrants				$ 1.00
Volatility rate																	85.50%	69.80%
Dividend rate																	8.50%	8.50%
Risk free interest rate																	0.73%	0.17%
Debt instrument, maturity date				Dec. 28, 2022
Warrant [Member]
Related Party Transaction [Line Items]
Volatility rate		85.50%	83.40%	85.50%
Dividend rate		0.00%	0.00%	0.00%
Risk free interest rate		1.96%	1.27%	1.27%
Officers Spouse [Member]
Related Party Transaction [Line Items]
Notes payable related party debt principal balance						$ 426,243
Notes payable related party transaction rate	10.00%				7.50%	7.50%
Notes payable related party maturity date	Aug. 31, 2022				Jun. 21, 2022	Dec. 31, 2021
Notes payable related party debt principal balance	$ 50,000				$ 120,000	$ 424,056
Accrued interest																$ 55,592	$ 31,804
Notes payable related party debt plus accrued interest																481,835	458,047
Notes issued	$ 50,000
Warrants to purchase of common stock	20,000
Exercise price of warrants	$ 2.50
Repayments of accrued interest																$ 822
Officers Spouse [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Volatility rate																101.00%
Dividend rate																0.00%
Risk free interest rate																4.25%
Officers Spouse [Member] | Notes Payable, Other Payables [Member]
Related Party Transaction [Line Items]
Accrued interest																$ 11,491	4,759
Notes payable related party debt plus accrued interest																131,491	124,759
Officers Spouse [Member] | Notes Payable Other Payables One [Member]
Related Party Transaction [Line Items]
Notes payable related party transaction rate														7.50%
Notes payable related party debt principal balance														$ 300,000
Accrued interest																	64,084
Notes payable related party debt plus accrued interest																	364,084
Principal amount																	424,056
Officers Spouse [Member] | Notes Payable Other Payables One [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Notes payable related party maturity date										Jan. 25, 2019
Officers Spouse [Member] | Notes Payable Other Payables One [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Notes payable related party maturity date										Oct. 25, 2020
Officers Spouse [Member] | Notes Payable Other Payables Two [Member]
Related Party Transaction [Line Items]
Notes payable related party transaction rate													7.50%
Notes payable related party debt principal balance													$ 50,000
Accrued interest																	9,972
Notes payable related party debt plus accrued interest																	59,972
Principal amount																	424,056
Officers Spouse [Member] | Notes Payable Other Payables Two [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Notes payable related party maturity date											Sep. 04, 2018
Officers Spouse [Member] | Notes Payable Other Payables Two [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Notes payable related party maturity date											Apr. 04, 2019
Officers Spouse [Member] | Notes Payable Other Payables Three [Member]
Related Party Transaction [Line Items]
Notes payable related party transaction rate												7.50%
Notes payable related party debt principal balance												$ 25,000
Accrued interest																	4,698
Notes payable related party debt plus accrued interest																	29,698
Principal amount																	138,448
Officers Spouse [Member] | Notes Payable Other Payables Three [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Notes payable related party maturity date											Jul. 15, 2018
Officers Spouse [Member] | Notes Payable Other Payables Three [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Notes payable related party maturity date											Nov. 30, 2020
Officers Spouse [Member] | Notes Payable Other Payables Four [Member]
Related Party Transaction [Line Items]
Notes payable related party transaction rate									7.50%
Notes payable related party debt principal balance									$ 70,000
Monthly payment									$ 6,073
Debt instrument, maturity date									Jun. 30, 2020
Officers Spouse [Member] | Notes Payable Other Payables Five [Member]
Related Party Transaction [Line Items]
Notes payable related party transaction rate								7.50%
Notes payable related party debt principal balance								$ 70,000
Monthly payment								$ 6,073
Debt instrument, maturity date								Aug. 23, 2020
Officers Spouse [Member] | Notes Payable Other Payables Six [Member]
Related Party Transaction [Line Items]
Notes payable related party transaction rate							7.50%
Notes payable related party debt principal balance							$ 100,000
Principal amount																	138,448
Debt instrument, maturity date							Sep. 22, 2020
Related Party Officer [Member]
Related Party Transaction [Line Items]
Notes payable related party debt principal balance																	$ 138,449
Notes payable related party transaction rate																	7.50%
Notes payable related party maturity date																	Dec. 31, 2021
Notes payable related party debt principal balance																	$ 139,229
Accrued interest																18,150	10,384
Notes payable related party debt plus accrued interest																$ 157,379	$ 149,613